Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2025
Fair value of financial assets and liabilities
Fair value of financial assets and liabilities

9. Fair value of financial assets and liabilities

The Company’s financial instruments consist of non-derivative financial assets and liabilities. The fair value of these non-derivative financial instruments is determined using internally generated valuation models, which are usually developed from generally accepted valuation models. The majority of the significant inputs into these models may not be observable in the market, and may be derived from interest rates based on assumptions. The selection of the appropriate valuation model, as well as the determination of key inputs used such as the expected future cash flows on the financial instrument, the probability of counterparty default and the appropriate discount rate to be used, require management judgment and estimation.

	As of December 31, 2025
	Fair value	Carrying Amount
	RMB’000	RMB’000
Financial assets
Cash and cash equivalents	3,339	3,339
Trade receivable	16,678	16,678
	20,017	20,017

Financial liabilities
Convertible notes payable	5,393	5,393
Trade payable	2,422	2,422
Salary and benefit payable	4,262	4,262
Other payable	22,424	22,424
	34,501	34,501

	As of December 31, 2024
	Fair value	Carrying Amount
	RMB’000	RMB’000
Financial assets
Cash, cash equivalents and restricted cash	79	79
Trade receivable	12,568	12,568
	12,647	12,647

Financial liabilities
Convertible notes payable	12,922	12,922
Trade payable	1,302	1,302
Salary and benefit payable	3,764	3,764
Other payable	387	387
	18,375	18,375